COMMITMENTS AND CONTINGENCIES - Subscription Agreement (Details) $ in Millions	Jul. 30, 2022 USD ($)	Jan. 18, 2022 item
Sponsor
Debt Instrument, Interest Rate, Stated Percentage		12.00%
OCM | Subsequent event
Percentage of termination fee	3.50%
Aggregate principal amount | $	$ 7.0
Tempo Holdings Llc | Subscription Agreement
Percentage of aggregate principal amount of no longer holds or control notes		50.00%
Number of directors to be appointed | item		2
Debt Instrument, Interest Rate, Stated Percentage		13.00%
Tempo Holdings Llc | Subscription Agreement | 15.5% convertible notes
Debt Instrument, Interest Rate, Stated Percentage		15.50%
Tor Asia Credit Opportunity Master Fund Ii Lp | Subscription Agreement
Debt Instrument, Interest Rate, Stated Percentage		13.00%
Tor Asia Credit Opportunity Master Fund Ii Lp | Subscription Agreement | 15.5% convertible notes
Debt Instrument, Interest Rate, Stated Percentage		15.50%